S-K 1604, De-SPAC Transaction	Apr. 22, 2025
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	The board of directors and the special committee of the board of directors of Ares Acquisition Corporation II, a Cayman Islands exempted company (“
AACT
”), have unanimously approved the business combination between AACT and Kodiak Robotics, Inc., a Delaware corporation (referred to in this proxy statement/prospectus prior to the Business Combination (as defined below) as “
Legacy
Kodiak
”), pursuant to which: (i) AACT will become domesticated (the “
Domestication
”) to and continue as a Delaware corporation in accordance with the Delaware General Corporation Law (“
DGCL
”), the Companies Act (As Revised) of the Cayman Islands (the “
Companies Act
”) and the amended and restated memorandum and articles of association of AACT (as may be amended from time to time, the “
Memorandum and Articles of Association
”) (the post-Domestication company will be referred to in this proxy statement/prospectus as “
Kodiak
”); (ii) at the closing of the transactions contemplated by the Business Combination Agreement (as defined below) (the “
Closing
”) and at least one day following the Domestication, AAC II Merger Sub, Inc., a Delaware corporation (“
Merger Sub
”), will merge with and into Legacy Kodiak (the “
Merger
”), with Legacy Kodiak (referred to in this proxy statement/prospectus following the Business Combination as “
Kodiak OpCo
”) being the surviving corporation and continuing as a direct wholly-owned subsidiary of Kodiak (the date and time that the Merger becomes effective being referred to as the “
Effective Time
”), in each case, pursuant and subject to the terms and conditions set forth in the Business Combination Agreement, dated as of April 14, 2025 (the “
Signing Date
”), attached to this proxy statement/prospectus as
Annex A
(as it may be further amended, supplemented or otherwise modified from time to time in accordance with its terms, the “
Business Combination Agreement
”), among AACT, Legacy Kodiak and Merger Sub; and (iii) the other transactions contemplated by the Business Combination Agreement and other related documents will be consummated (such transactions, together with the Merger and the Domestication, the “
Business Combination
”).
De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]
Material Financing Transactions of AACT
Since AACT’s initial public offering (the “
IPO
”), the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneous with the consummation of the IPO, the Sponsor purchased an aggregate of 14,300,000 warrants, each exercisable to purchase one AACT Class A Ordinary Share for $11.50 per share (the “
Private Placement Warrants
”), at a price of $1.00 per Private Placement Warrant in a private placement, generating total proceeds of $14.3 million; (ii) simultaneous with the consummation of the IPO, the Sponsor extended to AACT a non-interest
bearing loan of $4.5 million and an additional
non-interest
bearing loan of $0.5 million (together, the “
Overfunding Loans
”) in connection with the sale of 5,000,000 AACT units to cover over-allotments, for a total outstanding balance of $5.0 million; (iii) the PIPE Investment; (iv) following the approval and implementation of the Extension, the Sponsor agreed to make monthly deposits of $1.0 million into the Trust Account (the “
Contributions
”) up to a maximum aggregate amount of $9.9 million; and (v) the Sponsor agreed to extend Working Capital Loans (as defined elsewhere in this proxy statement/prospectus) to AACT up to a maximum aggregate amount of $2.0 million. As of the date of this proxy statement/prospectus, the Sponsor has made aggregate Contributions of $3.9 million. As of the date of this proxy statement/prospectus, the Sponsor has made Working Capital Loans of $1.2 million. The Contributions and the Working Capital Loans will be reimbursed by Kodiak upon the consummation of the Business Combination, except that the Working Capital Loans can be converted at the Sponsor’s option for warrants with terms identical to the Private Placement Warrants, at $1.00 per warrant (or any combination of repayment or conversion) in connection with the Closing.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]
Material Financing Transactions of AACT
Since AACT’s initial public offering (the “
IPO
”), the following material financing transactions have occurred or will occur in connection with the consummation of the Business Combination: (i) simultaneous with the consummation of the IPO, the Sponsor purchased an aggregate of 14,300,000 warrants, each exercisable to purchase one AACT Class A Ordinary Share for $11.50 per share (the “
Private Placement Warrants
”), at a price of $1.00 per Private Placement Warrant in a private placement, generating total proceeds of $14.3 million; (ii) simultaneous with the consummation of the IPO, the Sponsor extended to AACT a non-interest
bearing loan of $4.5 million and an additional
non-interest
bearing loan of $0.5 million (together, the “
Overfunding Loans
”) in connection with the sale of 5,000,000 AACT units to cover over-allotments, for a total outstanding balance of $5.0 million; (iii) the PIPE Investment; (iv) following the approval and implementation of the Extension, the Sponsor agreed to make monthly deposits of $1.0 million into the Trust Account (the “
Contributions
”) up to a maximum aggregate amount of $9.9 million; and (v) the Sponsor agreed to extend Working Capital Loans (as defined elsewhere in this proxy statement/prospectus) to AACT up to a maximum aggregate amount of $2.0 million. As of the date of this proxy statement/prospectus, the Sponsor has made aggregate Contributions of $3.9 million. As of the date of this proxy statement/prospectus, the Sponsor has made Working Capital Loans of $1.2 million. The Contributions and the Working Capital Loans will be reimbursed by Kodiak upon the consummation of the Business Combination, except that the Working Capital Loans can be converted at the Sponsor’s option for warrants with terms identical to the Private Placement Warrants, at $1.00 per warrant (or any combination of repayment or conversion) in connection with the Closing.

De-SPAC Forepart, Sponsor Compensation [Table Text Block]
Sponsor and Affiliates Compensation
The compensation received and to be received by the Sponsor and its affiliates upon the consummation of the Business Combination is: (i) up to 12,500,000 shares of Kodiak Common Stock, with an implied aggregate market value of $142.3 million (based upon the closing price of the AACT Class A Ordinary Shares of $11.38 on the NYSE on
July 17
, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), to be issued upon conversion of 12,500,000 AACT Class A Ordinary Shares currently held by the Sponsor, which shares include 6,250,000 Sponsor Earn Out Securities subject to vesting as though such shares were vested immediately upon the Closing; (ii) 14,300,000 Private Placement Warrants, with an implied aggregate market value of $20.7 million (based upon the closing price of the Public Warrants of $1.45 on the NYSE on
July 17
, 2025, the most recent practicable date
prior to the date of this proxy statement/prospectus), each of which entitles the holder of such warrant to purchase one AACT Class A Ordinary Share at a price of $11.50 per share, subject to adjustment; (iii) $5.0 million representing repayment of the Overfunding Loans extended by the Sponsor in connection with the IPO; (iv) 2,271,687 shares of Kodiak Common Stock, with an implied aggregate market value of $25.9 million, assuming full conversion of all Second Lien Loans held by the Sponsor Affiliate Investor under the Second Lien Loan and Security Agreement into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price (including accrued and unpaid interest through July 17, 2025, and based upon the closing price of the AACT Class A Ordinary Shares of

$11.38
on the NYSE
on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus and excluding the Exchanged SAFE Loan); (v) $10.4 million representing the repayment of the Exchanged Safe Loan (which is expected to be repaid in cash at maturity on October 1, 2026), including accrued and unpaid interest through July 17, 2025; (vi) up to $9.9 million in reimbursement for Contributions made prior to the Closing, of which $3.9 million have been made as of the date of this proxy statement/prospectus; (vii) up to $2.0 million in repayment of Working Capital Loans made prior to the Closing, of which $1.2 million have been made as of the date of this proxy statement/prospectus; and (viii) $2.8 million that Ares Management Capital Markets LLC, an affiliate of the Sponsor, will receive as a deferred IPO advisory fee in connection with the Closing.

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
SUMMARY OF THE PROXY STATEMENT/PROSPECTUS
This summary highlights selected information from this proxy statement/prospectus, but does not c ont
ain all of the information that may be important to you. To better understand the Shareholder Proposals to be considered at the Extraordinary General Meeting, including the Business Combination Proposal, whether or not you plan to attend such meeting, we urge you to read this proxy statement/prospectus (including the Annexes and the other documents referred to in this proxy statement/prospectus) carefully, including the section of this proxy statement/prospectus entitled “
Risk Factors
.” See also the section of this proxy statement/prospectus entitled “
Where You Can Find More Information
.”

De-SPAC, Background, Prospectus Summary [Text Block]
The Proposals to be Submitted at the Extraordinary General Meeting
The Business Combination Proposal
As discussed in this proxy statement/prospectus, AACT is asking its shareholders to approve by ordinary resolution and adopt the Business Combination Agreement. A current copy of the Business Combination Agreement is attached to this proxy statement/prospectus as
Annex A
. The Business Combination Agreement provides that, among other things, following the Domestication and the Merger, Kodiak will: (i) directly own 100% of the equity interests in Legacy Kodiak; and (ii) issue shares of Kodiak Common Stock to Legacy Kodiak Securityholders, in accordance with the terms and subject to the conditions of the Business Combination Agreement. After consideration of the factors identified and discussed in the section of this proxy statement/prospectus entitled “
The Business Combination Proposal—The AACT Board’s and the Special Committee’s Reasons for the Approval of the Business Combination,
” the AACT Board and the Special Committee concluded that the Business Combination met the requirements disclosed in the prospectus for the IPO.

Organizational Structure
On April 14, 2025, AACT entered into the Business Combination Agreement with Legacy Kodiak, pursuant to which, among other things, subject to shareholder approval, following the Domestication, Merger Sub will merge with and into Legacy Kodiak, with Kodiak OpCo being the surviving corporation and continuing as a direct wholly-owned subsidiary of Kodiak.
Following the Domestication, those investors who, prior to the Business Combination, held AACT Ordinary Shares will, by contrast, hold their equity ownership in Kodiak, which is a domestic corporation for U.S. federal income tax purposes. See the section entitled “
Risk Factors—Risks Related to the Domestication and the Business Combination
” of this proxy statement/prospectus.
Prior to and as a condition of the Closing, pursuant to the Domestication, AACT will change its jurisdiction of incorporation by domesticating as a Delaware corporation in accordance with Section 388 of the DGCL and the Companies Act. For more information, see the section of this proxy statement/prospectus entitled “
The Domestication Proposal
.”
Concurrently with the Domestication and subject to the satisfaction or waiver of the conditions set forth in the Business Combination Agreement, including approval by AACT’s shareholders, AACT will adopt the Proposed Certificate of Incorporation that, among other things, will implement a revised capital structure providing for an authorized share capital of:

•	1,980,000,000 shares of Kodiak Common Stock, par value $0.0001, having one vote per share; and

•	20,000,000 shares of Kodiak Preferred Stock, par value $0.0001, with such voting and other rights as may be designated by the Kodiak Board.
See the section of this proxy statement/prospectus entitled “
The Domestication Proposal
” for additional information.
Pursuant to the terms of the Business Combination Agreement, AACT and Legacy Kodiak will take all necessary action to cause the Kodiak Board to consist of a three-class “staggered” board of seven individuals, including six directors chosen by Legacy Kodiak and one director chosen by the Sponsor. As such, it is expected that Legacy Kodiak will be able to control the initial election of the directors of Kodiak and determine corporate and management policies, including potential mergers or acquisitions, payment of dividends, asset sales, amendment of the Proposed Certificate of Incorporation and Proposed Bylaws and other significant corporate transactions of Kodiak.
Simplified
Pre-Combination
Structure
The following diagrams illustrate in simplified terms the current ownership structures of AACT and Legacy Kodiak prior to the Business Combination.

Simplified Post-Combination Structure
The following diagram illustrates a simplified version of the expected organizational structure of Kodiak immediately following the Closing. The chart is provided for illustrative purposes only and does not represent all legal entities affiliated with Kodiak or Legacy Kodiak. The ownership percentages are presented on an outstanding basis, which are subject to change based on any redemptions and/or any additional PIPE Financing. The ownership percentages
(1)
in Kodiak are based on redemption scenarios and presented in the following order: (i) No Redemption Scenario; (ii) 50% Redemption Scenario; and (iii) Maximum Redemption Scenario.

(1)
Kodiak will also have Earn Out Securities, Sponsor Earn Out Securities and Kodiak Warrants outstanding, which are not shown in the graph. Graph assumes completion of the contemplated $100 million PIPE Investment. Assumes a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025.

(2)
Includes (i) 56,562,426 shares of Kodiak Common Stock underlying Legacy Kodiak Options, which will automatically convert, on a one-for-one basis, into Exchanged Kodiak Options at Closing; (ii) 30,331,223 shares of Kodiak Common Stock issuable upon conversion of all SAFEs and 3,353,248 shares issuable upon conversion of all Second Lien Loans, (excluding the Exchanged SAFE Loan) into shares of Legacy Kodiak Common Stock immediately prior to the Closing; and (iii) 2,104,844 shares of Kodiak Common Stock issuable in respect of Legacy Kodiak Warrants that are expected to vest and be net exercised immediately prior to the Closing. Second Lien Loans convert at a price based on the Second Lien Conversion Price and the amount converted includes all accrued and unpaid interest at the time of conversion. Excludes (i) 1,135,843 shares of Kodiak Common Stock issuable upon conversion of the Exchanged SAFE Loan and (ii) 75,000,000 Earn Out Securities that Legacy Kodiak Securityholders will be eligible to receive upon achievement of certain milestones during the Earn Out Period and, in the case of the Earn Out RSUs, satisfaction of certain service-based vesting requirements.

(3)	Represents shares of Kodiak Common Stock to be issued at Closing to an advisor to Legacy Kodiak in a private placement in settlement of $12.5 million of fees payable to such adviser.
(4)
Represents voting and economic interests in Kodiak in a scenario in which no Public Shares are redeemed by Public Shareholders in connection with the Business Combination (i.e., the No Redemption Scenario).

(5)
Represents voting and economic interests in Kodiak in a scenario in which 24,679,856 Public Shares are redeemed by Public Shareholders in connection with the Business Combination (i.e., the 50% Redemption Scenario).

(6)
Represents voting and economic interests in Kodiak in a scenario in which 49,359,712 Public Shares are redeemed by Public Shareholders in connection with the Business Combination (i.e., the Maximum Redemption Scenario).

De-SPAC, Material Terms, Prospectus Summary [Text Block]
Business Combination Consideration
The consideration to be received by the Legacy Kodiak Securityholders in the Business Combination will be equal to the Aggregate Consideration to be issued at the Closing, and, to the extent issuable pursuant to the Business Combination Agreement, the Earn Out Securities.

At the Closing, Kodiak will contribute to Legacy Kodiak an amount in cash (the “
Available Closing Cash
”) equal to, as of immediately prior to the Closing, the sum of (without duplication): (a) all amounts in the Trust Account; less (i) amounts required for the redemptions of Public Shares by Public Shareholders and related excise taxes as determined in accordance with the Business Combination Agreement; and (ii) transaction expenses of Legacy Kodiak and AACT; plus (b) the aggregate proceeds, if any, actually received by AACT from the PIPE Investments; plus (c) all other cash and cash equivalents of AACT, determined in accordance with GAAP as of 11:59 p.m., Eastern Time, on the day immediately preceding the Closing Date.
As part of the Business Combination, Legacy Kodiak Securityholders will receive, on a pro rata basis, up to an aggregate of 75,000,000 Earn Out Securities upon satisfaction of certain milestones. The Earn Out RSUs will be issued shortly following the Closing to holders of Legacy Kodiak Options. The Earn Out Securities issuable in Kodiak Common Stock will be issued upon satisfaction of the applicable milestones. In addition to such milestone vesting conditions, the vesting of each Earn Out RSU will be subject to certain service-based vesting conditions. An initial 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event I Threshold, and causes Triggering Event I. An additional 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event II Threshold, and causes Triggering Event II. The remaining 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Kodiak Common Stock equals or exceeds the Triggering Event III Threshold, and causes Triggering Event III.
Exchanged Kodiak Options and Restricted Stock Unit Awards
In connection with the Business Combination, each Legacy Kodiak Option that is outstanding and unexercised as of immediately prior to the Closing automatically will be converted into an Exchanged Kodiak Option equal to: (i) the number of shares of Legacy Kodiak Common Stock subject to such Legacy Kodiak Option immediately prior to the Closing; multiplied by (ii) the Per Share Merger Consideration (rounded down to the nearest whole share, with no cash being payable for any fractional share eliminated by such rounding). The per share exercise price of each such Exchanged Kodiak Option shall be equal to: (x) the per share exercise price of the corresponding Legacy Kodiak Option immediately prior to the Closing, divided by (y) the Per Share Merger Consideration (rounded up to the nearest whole cent).
In addition, as soon as reasonably practicable following the Closing, each holder of a Legacy Kodiak Option who remains in continuous service to Kodiak following the Closing through the grant date will receive Earn Out RSUs covering a number of shares of Kodiak Common Stock equal to the product of: (i) the number of shares of Legacy Kodiak Common Stock that were issuable upon exercise of such Legacy Kodiak Option as of immediately prior to the Closing; multiplied by (ii) Per Option Share Earn Out RSU Amount. Each Earn Out RSU will be subject to certain service-based vesting conditions. In addition, one-third
of such Earn Out RSUs will become eligible to vest upon the occurrence of each Triggering Event as described further in section entitled “
The Business Combination Proposal—The Business Combination Agreement—Business Combination Consideration
.” Such Earn Out RSUs comprise part of the 75,000,000 Earn Out Securities discussed elsewhere in this proxy statement/prospectus.
An estimated      shares will be reserved for the potential future issuance of Kodiak Common Stock upon the exercise of Exchanged Kodiak Options and an estimated      shares of Kodiak Common Stock will be reserved for the potential future issuance of Kodiak Common Stock upon the settlement of the Earn Out RSUs following the satisfaction of the applicable vesting conditions.

Closing Conditions
The consummation of the Business Combination Agreement is conditioned upon the satisfaction or written waiver (where permissible) by the parties to the Business Combination Agreement of certain customary closing conditions. These conditions include: (i) the approval by AACT’s shareholders of the Condition Precedent Proposals; (ii) the requisite approval of Legacy Kodiak’s stockholders for the Business Combination; (iii) the completion of the Domestication; (iv) the truth and accuracy of representations and warranties provided by each of AACT, Merger Sub and Legacy Kodiak and the performance by each of AACT, Merger Sub and Legacy Kodiak of their respective obligations and covenants under the Business Combination Agreement, in each case, to customary materiality standards; (v) the absence of any AACT Material Adverse Effect or Legacy Kodiak Material Adverse Effect that is continuing; (vi) any applicable waiting period or any extension of any application waiting period under the HSR ACT in respect of the Business Combination being expired or earlier terminated without the imposition of burdensome conditions; (vii) the Registration Statement becoming and remaining effective with the SEC; (viii) conditional approval of the Kodiak Common Stock by the stock exchange selected by the parties, subject to satisfaction of the round lot holders requirement for initial listing; and (ix) the delivery of customary certificates, instruments, contracts and other documents specified to be delivered by the respective parties under the Business Combination Agreement. For more information, see “
The Business Combination Proposal—Business Combination Agreement—Closing Conditions
.”
Related Agreements
This section describes certain additional agreements entered into or to be entered into pursuant to the Business Combination Agreement. For more information, see “
Business Combination Proposal—Related Agreements
.”
A&R Registration Rights Agreement
At the Closing, Kodiak, the Sponsor and certain Legacy Kodiak Securityholders will enter into the A&R Registration Rights Agreement. Among other things, the A&R Registration Rights Agreement provides that the Sponsor and such other securityholders will be granted certain customary registration rights, on the terms and subject to the conditions in the A&R Registration Rights Agreement, with respect to securities of Kodiak that they will hold following the Business Combination.
Company Support Agreement
Following the execution of the Business Combination Agreement (except in the case of the Company Support Agreement of Don Burnette, which was delivered in advance of the execution of the Business Combination Agreement), certain Legacy Kodiak Stockholders (the “
Legacy
Kodiak Support Parties
”), entered into the Company Support Agreement pursuant to which such Legacy Kodiak Support Parties agreed to, among other things, vote (or act by written consent) to approve and adopt the Business Combination Agreement and the consummation of the transactions contemplated thereby, in each case, subject to the terms and conditions of the Company Support Agreement.
Sponsor Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, the Sponsor, AACT and Legacy Kodiak entered into the Sponsor Support Agreement. Pursuant to the terms of the Sponsor Support Agreement, among other things, the Sponsor agreed to vote (or act by written consent) and approve the Business Combination Agreement and the consummation of the transactions contemplated by the Business Combination Agreement, including in favor of each Shareholder Proposal. If at any time following the Signing Date and until the termination of the Business Combination Agreement, the AACT Board or the Special Committee effects a

Modification in Recommendation (as defined in
The Business Combination Proposal
), then the obligations to vote or consent in accordance with the foregoing clause shall automatically be deemed to be modified such that the Sponsor will vote or provide its consent with respect to its Founder Shares in the same proportion to the votes cast or consent provided, as applicable, of the Public Shareholders.
The Sponsor also agreed to subject 50% of its Founder Shares to a vesting requirement. Pursuant to the Sponsor Support Agreement, the Sponsor Earn Out Securities will vest only upon the occurrence of Triggering Event I within the Earn Out Period. If a Change of Control occurs following the third anniversary of the Closing and prior to the expiration of the Earn Out Period that results in the holders of Kodiak Common Stock receiving a per share price greater than or equal to $18.00 (as adjusted as appropriate to reflect any stock splits, reverse stock splits, stock dividends, extraordinary cash dividends, reorganizations, recapitalizations and similar actions occurring after the Closing), then Triggering Event I will be deemed to have been achieved as of immediately prior to the consummation of such Change of Control and the Sponsor Earn Out Securities will vest and participate in such Change of Control.
PIPE Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, in connection with financing activities related to the Business Combination, AACT entered into the PIPE Subscription Agreements. Under the terms and conditions of the PIPE Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase shares of PIPE Stock from Kodiak. As of July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus, PIPE Investors have subscribed for $60.0 million of PIPE Stock. AACT may enter into PIPE Subscription Agreements with additional PIPE Investors prior to the closing of the Business Combination. The base purchase price per share for the PIPE Stock will equal the Redemption Price, subject to adjustment such that the purchase price per share will be 90% of the Redemption Price for any PIPE Investor that subscribes for $50.0 million or more of PIPE Stock. The closing of the PIPE Investments is conditioned upon, among other things, the completion or concurrent consummation of the Business Combination. For more information, see “
The Business Combination Proposal—Related Agreements—PIPE Subscription Agreements.”
Lockup Restrictions
Pursuant to the Proposed Bylaws, for a period of one year following the Closing unless Kodiak completes a liquidation, merger, stock exchange or other similar transaction that results in all of Kodiak’s stockholders having the right to exchange their shares of Kodiak capital stock for cash, securities or other property prior to the expiration of such period, the holders of shares of Kodiak Common Stock: (i) issued as consideration in the Business Combination, including the Earn Out Securities and the Sponsor Earn Out Securities; (ii) issued upon the exercise of options or warrants following the Closing in respect of Legacy Kodiak Options or Legacy Kodiak Warrants that have become Exchanged Kodiak Options or Kodiak Warrants in connection with the Business Combination; (iii) issued to or owned by the Sponsor or by any directors or officers of AACT as of immediately prior to the Closing; or (iv) issued to directors, officers or employees of Kodiak or its subsidiaries (other than in connection with Kodiak Common Stock issued pursuant to Kodiak’s employee stock purchase plan) (such shares described in the foregoing clauses (i) through (iv), the “
Lockup Shares
”), may not, without the prior written consent of the Kodiak Board (including, for the avoidance of doubt, a duly authorized committee of the Kodiak Board): (A) exchange, transfer, assign, lend, sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act with respect to, any Lockup Shares, or any right or interest therein; (B) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Lockup Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; (C) take any action in furtherance of any of the matters described in clause (A) or (B); or (D) publicly announce any intention to effect any transaction specified in clause (A) or (B). The Proposed Bylaws provide for certain customary permitted transfers, including transfers to certain affiliates, family members or for estate planning purposes. Notwithstanding the foregoing, if the closing price of Kodiak Common Stock equals or exceeds $12.00 for 20 of 30 consecutive trading days commencing at least 150 days after Closing, then the transfer restrictions applicable to the Lockup Shares will expire.
Fairness Opinion of Lincoln International LLC
On April 13, 2025, Lincoln rendered its oral opinion to the Special Committee (which was subsequently confirmed in writing) to the effect that, as of such date and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Lincoln as set forth in its written opinion, the Base Purchase Price, which excluded the Earn Out Securities, to be paid by AACT in the Business Combination pursuant to the Business Combination Agreement was fair, from a financial point of view, to the Purchaser Unaffiliated Shareholders.
Lincoln’s opinion was directed to the Special Committee (in its capacity as such) and only addressed the fairness, from a financial point of view, of the Base Purchase Price, which excluded the Earn Out Securities, to be paid by AACT in the Business Combination pursuant to the Business Combination Agreement, and did not address any other terms, aspects or implications of the Business Combination, or any agreements, arrangements or understandings entered into in connection with the Business Combination. The summary of Lincoln’s opinion in this proxy statement/prospectus is qualified in its entirety by reference to the full text of its written opinion, which is attached as Annex L to this proxy statement/prospectus and which describes the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Lincoln in connection with the preparation of its opinion. Neither Lincoln’s opinion nor the summary of its opinion and the related analyses set forth in this proxy statement/prospectus are intended to be, and do not constitute, advice or a recommendation to the Special Committee, the AACT Board, AACT or any security holder as to whether they should elect to redeem their shares or how they should act or vote on any matter relating to the Business Combination or otherwise.

De-SPAC, Board Determination, Prospectus Summary [Text Block]	Pursuant to the terms of the Business Combination Agreement, AACT and Legacy Kodiak will take all necessary action to cause the Kodiak Board to consist of a three-class “staggered” board of seven individuals, including six directors chosen by Legacy Kodiak and one director chosen by the Sponsor. As such, it is expected that Legacy Kodiak will be able to control the initial election of the directors of Kodiak and determine corporate and management policies, including potential mergers or acquisitions, payment of dividends, asset sales, amendment of the Proposed Certificate of Incorporation and Proposed Bylaws and other significant corporate transactions of Kodiak.
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]
Attractive Valuation
. The AACT Board and the Special Committee believe the Business Combination gives an attractive equity value to Legacy Kodiak as compared to a range of valuations given to comparable companies in connection with similar transactions and public and private financings, as more fully described under “
The Business Combination Proposal—Summary of Lincoln’s Financial Analysis.
” The AACT Board and the Special Committee also considered that Legacy Kodiak was able to secure over $110.0 million (including $60.0 million in aggregate from multiple PIPE Investors, committing to subscribe for Kodiak Common Stock in connection with the Business Combination), in connection with the negotiation of the Business Combination Agreement. The AACT Board and the Special Committee also considered that the PIPE Investors consisted of a mix of existing Legacy Kodiak investors and investors with no prior investment in Legacy Kodiak.
De-SPAC Prospectus Summary, Board Determination, Unaffiliated Party Documents Considered [Text Block]
Fairness Opinion of the Financial Advisor to the Special Committee
. The Special Committee took into account the financial analyses reviewed by Lincoln with the Special Committee as well as the oral opinion of Lincoln rendered to the Special Committee on April 13, 2025, as to the fairness, from a financial point of view, to the Purchaser Unaffiliated Shareholders of the Base Purchase Price, which excluded the Earn Out Securities, to be paid by AACT in the Business Combination. Lincoln subsequently confirmed its opinion in writing. The AACT Board also considered that the Special Committee had received a fairness opinion from Lincoln.
De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]
The Domestication Proposal
As a condition to Closing, pursuant to the terms of the Business Combination Agreement, each of the AACT Board and the Special Committee has unanimously approved the Domestication Proposal. The Domestication Proposal, if approved by AACT’s shareholders, will authorize a change of AACT’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware. Accordingly, while AACT is currently governed by the Companies Act, upon the Domestication, Kodiak will be governed by the DGCL. There are differences between Cayman Islands corporate law and Delaware corporate law as well as between the Memorandum and Articles of Association and the Proposed Organizational Documents. Accordingly, AACT encourages shareholders to carefully review the information in the section of this proxy statement/prospectus entitled “
The Domestication Proposal—Comparison of Shareholder Rights under Applicable Corporate Law Before and After Domestication
.”

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Certain Interests of AACT’s Directors and Officers and Others in the Business Combination
When you consider the recommendation of the AACT Board and the Special Committee in favor of approval of the Business Combination Proposal and the other Shareholder Proposals, you should keep in mind that the Sponsor and certain of AACT’s directors and executive officers have interests in such Shareholder Proposals that are different from, or in addition to, those of AACT’s shareholders and holders of Public Warrants generally.
In particular:

•
The Sponsor (including certain of AACT’s officers and directors who are members of the Sponsor) has invested in AACT an aggregate of $14,325,000, consisting of the $25,000 purchase price for 12,500,000 AACT Class B Ordinary Shares and the $14.3 million purchase price for 14,300,000 Private Placement Warrants. Some of AACT’s officers and directors have an indirect economic interest in such shares. In connection with the Extension, the Sponsor converted all of its AACT Class B Ordinary Shares into Converted AACT Class A Ordinary Shares. Assuming a trading price of $11.38 per AACT Class A Ordinary Share and $1.45 per Public Warrant (based upon the respective closing prices of the AACT Class A Ordinary Shares and the Public Warrants on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), the 12,500,000 Converted AACT Class A Ordinary Shares and 14,300,000 Private Placement Warrants, in each case if unrestricted and freely tradable, would have an implied aggregate market value of $163.0 million. However, given such shares of Kodiak Common Stock will be subject to lockup restrictions, we believe such shares have less value. Even if the trading price of the Public Shares were as low as $1.15 per share, the aggregate market value of the Converted AACT Class A Ordinary Shares alone (without taking into account the value of the Private Placement Warrants) would be approximately equal to the initial investment in AACT by the Sponsor. As a result, if the Business

Combination is completed, the Sponsor is likely to be able to make a substantial profit on its investment in AACT at a time when the AACT Class A Ordinary Shares have lost significant value. On the other hand, if the Business Combination is not approved and AACT is unable to complete another business combination within the Combination Period, the Sponsor may lose its entire investment in AACT.

•
The Sponsor purchased 14,300,000 Private Placement Warrants for $14.3 million, or $1.00 per Private Placement Warrant, in a private placement that closed simultaneously with the IPO. Certain of AACT’s officers and directors have an indirect economic interest in such Private Placement Warrants. If the Business Combination Proposal is not approved and AACT does not consummate a business combination within the Combination Period, then the proceeds from the sale of the Private Placement Warrants will be part of the liquidating distribution to the public shareholders and the warrants held by the Sponsor may be worthless.

•
The Sponsor may lose its entire investment in AACT if the Business Combination Proposal is not approved and AACT does not complete another business combination by January 26, 2026, or such earlier date as the AACT Board may approve or such later date as the shareholders may approve in accordance with the Memorandum and Articles of Association. If AACT is unable to complete an initial business combination within the Combination Period, AACT will as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (net of taxes paid or payable, if any and up to $100,000 of interest to pay liquidation expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to our obligations under Cayman Islands law to provide for claims of creditors and other requirements of applicable law. In such event, the 12,500,000 Converted AACT Class A Ordinary Shares purchased by the Sponsor for $25,000 and the 14,300,000 Private Placement Warrants purchased by the Sponsor for $14.3 million may be worthless.

•
Prior to the execution of the Business Combination Agreement, an affiliate of the Sponsor (the “
Sponsor Affiliate Investor
”) provided $10.0 million of financing to Legacy Kodiak through a simple agreement for future equity (“
SAFE
”). In addition, concurrently with the execution of the Business Combination Agreement, the Sponsor Affiliate Investor entered into the Second Lien Loan and Security Agreement with Legacy Kodiak to provide $20.0 million of financing in the form of Second Lien Loans. In connection with entering the Second Lien Loan and Security Agreement, and immediately prior to the execution and delivery of the Business Combination Agreement, the Sponsor Affiliate Investor exchanged its $10.0 million SAFE for a $10.0 million Second Lien Loan under the Second Lien Loan and Security Agreement (the “
Exchanged SAFE Loan
”). In connection with the Closing, $20.0 million of the Second Lien Loans provided by the Sponsor Affiliate Investor will automatically convert into Second Lien Conversion Shares and will subsequently convert into shares of Kodiak Common Stock. The number of shares of Kodiak Common Stock ultimately received upon conversion of the Second Lien Loans shall be based on the Second Lien Conversion Price. In addition, at the Sponsor Affiliate Investor’s option, the Exchanged SAFE Loan will be convertible into Second Lien Conversion Shares and subsequently into shares of Kodiak Common Stock at a priced based on the Second Lien Conversion Price prior to Closing. Assuming the full conversion of all $20.0 million of Second Lien Loans held by the Sponsor Affiliate Investor (including accrued and unpaid interest through July 17, 2025 and excluding the Exchanged SAFE Loan), such shares of Kodiak Common Stock, if unrestricted and freely tradable, would have an aggregate market value of $25.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus. Assuming the full conversion of all $10.0 million of Exchanged SAFE Loan (and including accrued and unpaid interest through July 17, 2025), such shares of Kodiak Common Stock, if unrestricted and freely tradable, would have an aggregate market value of $12.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus. We expect the Exchanged SAFE Loan, together with accrued and unpaid interest, to be repaid in cash at maturity on October 1, 2026.

•	The Sponsor and AACT’s directors and officers have agreed not to redeem any of the AACT Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

•
The Sponsor and AACT’s officers and directors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to the AACT Ordinary Shares (other than Public Shares) held by them if AACT fails to consummate an initial business combination within the Combination Period.

•
The Sponsor and AACT’s officers and certain directors may lose their entire investment in AACT and may not be reimbursed for loans extended, fees due or out-of-pocket expenses
if the Business Combination is not consummated within the Combination Period. As of the date of this proxy statement/prospectus, there are loans extended, fees due and outstanding out-of-pocket expenses
of $    in the aggregate for which the Sponsor and AACT’s officers and directors are awaiting reimbursement.

•
If the Trust Account is liquidated, including in the event AACT is unable to complete an initial business combination within the required time period, the Sponsor has agreed to indemnify AACT to ensure that the proceeds in the Trust Account are not reduced below $10.10 per Public Share, or such lesser per Public Share amount as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which AACT has entered into an acquisition agreement or claims of any third party for services rendered or products sold to AACT, but only if such a vendor or target business has not executed a waiver of all rights to seek access to the Trust Account.

•
AACT’s independent directors will continue to receive director fees paid in cash, as described in AACT’s annual report on Form
10-K
for the year ended December 31, 2024, as filed with the SEC on March 12, 2025 (the “
AACT Annual Report
”).

•
AACT’s existing officers and directors will be eligible for continued indemnification and continued coverage under a tail directors’ and officers’ liability insurance policy for a period of six years after the Business Combination.

•
Beginning April 25, 2025, the Sponsor commenced making monthly Contributions of $1.0 million each month, up to a maximum aggregate amount of $9.9 million. The Contributions are paid on the 25th day of each month (or if such day is not a business day, on the business day immediately preceding such day) until the Maturity Date. As of the date of this proxy statement/prospectus, the Sponsor has made $3.9 million of Contributions. Kodiak will reimburse the Sponsor for the Contributions upon Closing. If the proposed Business Combination does not close, 50% of the Contributions will be an obligation of Legacy Kodiak and 50% will be an obligation of AACT. AACT may use a portion of proceeds held outside the Trust Account to repay the Sponsor for 50% of the Contributions, but no proceeds held in the Trust Account may be used to repay the Sponsor for such amounts.

•
The Sponsor has extended Overfunding Loans in an aggregate outstanding principal amount of $5.0 million to AACT. The Overfunding Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. The Overfunding Loans were extended in order to ensure that the amount in the Trust Account was $10.10 per public share. If AACT does not complete the Business Combination or another initial business combination, AACT will not repay the Overfunding Loans from amounts held in the Trust Account, and the Trust Account proceeds will be distributed to the Public Shareholders, subject to the limitations described in this proxy statement/prospectus; however, AACT may repay the Overfunding Loans if there are funds available outside the Trust Account to do so.

•
To finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor has provided AACT with Working Capital Loans (separate from the Overfunding Loans). The Working Capital Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. If AACT does not complete the Business Combination or another initial business combination, AACT will not repay the Working Capital Loans from amounts held in the Trust Account, and the Trust Account proceeds will be distributed to the Public Shareholders, subject to the limitations described in this proxy statement/prospectus; however, AACT may repay the Working Capital Loans if there are funds available outside the Trust Account to do so. As of date of this proxy statement/prospectus, the Sponsor has provided an aggregate of $1.2 million in Working Capital Loans to AACT.

•	AMCM, an affiliate of the Sponsor, will receive as a deferred IPO advisory fee in the amount of $2.8 million in connection with the Closing.

•
Pursuant to the A&R Registration Rights Agreement, the Sponsor will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back
provisions with respect to the Kodiak Common Stock and Kodiak Warrants held by it following the consummation of the Business Combination.

The Sponsor and certain of AACT’s directors and officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms that may be viewed as sub-optimal
by Public Shareholders. The Sponsor and its affiliates have at risk capital that depends upon the completion of a business combination. Such amounts consist of: (i) 12,500,000 shares of Kodiak Common Stock, with an implied aggregate market value of $142.3 million (based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), which shares include the 6,250,000 Sponsor Earn Out Securities, which are subject to vesting; (ii) 14,300,000 Private Placement Warrants, with an implied aggregate market value of $20.7 million (based upon the closing price of $1.45 per Public Warrant on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), each of which entitles the holder of such warrant to purchase one AACT Class A Ordinary Share at a price of $11.50 per share, subject to certain adjustment; (iii) $5.0 million representing repayment of the Overfunding Loans extended by the Sponsor (using the $1.00 per warrant purchase price); (iv) 2,271,687 shares of Kodiak Common Stock, with an implied aggregate market value of $25.9 million, assuming full conversion of all Second Lien Loans held by the Sponsor Affiliate Investor under the Second Lien Loan and Security Agreement into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price (including accrued and unpaid interest through July 17, 2025, and based upon the closing price of the AACT Class A Ordinary Shares of $11.38 on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus and excluding the Exchanged SAFE Loan); (v) $10.4 million representing the repayment of the Exchanged Safe Loan (which is expected to be repaid in cash at maturity on October 1, 2026), including accrued and unpaid interest through July 17, 2025; (vi) up to $9.9 million in reimbursement for Contributions made prior to Closing, of which $3.9 million have been made as of the date of this proxy statement/prospectus; (vii) up to $2.0 million in repayment of Working Capital Loans made prior to the Closing, of which $1.2 million have been made as of the date of this proxy statement/prospectus; and (viii) $2.8 million that AMCM, an affiliate of the Sponsor, will receive as a deferred IPO advisory fee in connection with the Closing. In addition, the Sponsor is entitled to reimbursement for transaction expenses advanced and/or paid by the Sponsor on behalf of AACT or Legacy Kodiak.
The Sponsor and its affiliates are active investors across a number of different investment platforms, which AACT and the Sponsor believe improved the volume and quality of opportunities that were available to AACT.

However, it also creates potential conflicts and the need to allocate investment opportunities across multiple investment vehicles. In order to provide the Sponsor with the flexibility to evaluate opportunities across these platforms, the Memorandum and Articles of Association provides that AACT renounces its interest in any business combination opportunity offered to any director or officer unless such opportunity is expressly offered to such person solely in their capacity as a director or officer of AACT and is an opportunity that AACT is able to complete on a reasonable basis. This waiver allows the Sponsor and its affiliates to allocate opportunities based on a combination of the objectives, including the fundraising needs of the target and the investment objectives of the investment vehicle. AACT is not aware of any such conflict or opportunity being presented to any founder, director or officer of AACT nor does it believe that the waiver of the corporate opportunities doctrine otherwise had a material impact on its search for an acquisition target. The existence of financial and personal interests of one or more of AACT’s directors may result in a conflict of interest on the part of such director(s) between what they may believe is in the best interests of AACT and its shareholders and what they may believe is best for themselves in determining to recommend that shareholders vote for the Shareholder Proposals.
For additional information see the section of this proxy statement/prospectus entitled “
The Business Combination Proposal—Certain Interests of AACT’s Directors and Officers and Others in the Business Combination.
”

De-SPAC, Compensation, Prospectus Summary [Table Text Block]
Sponsor and Affiliates Compensation
The compensation received and to be received by the Sponsor and its affiliates upon the consummation of the Business Combination is (i) up to 12,500,000 shares of Kodiak Common Stock, with an implied aggregate market value of $142.3 million (based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), to be issued upon conversion of 12,500,000 AACT Class A Ordinary Shares currently held by the Sponsor, which shares include 6,250,000 Sponsor Earn Out Securities subject to vesting as described in the section entitled “
Business Combination Proposal—Related Agreements—Sponsor Support Agreement
” as though such shares were vested immediately upon Closing; (ii) 14,300,000 Private Placement Warrants, with an implied aggregate market value of $20.7 million (based upon the closing price of $1.45 per Public Warrant on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), each of which entitles the holder of such warrant to purchase one AACT Class A Ordinary Share at a price of $11.50 per share, subject to adjustment; (iii) $5.0 million representing repayment of the Overfunding Loans extended by the

Sponsor in connection with the IPO; (iv) 2,271,687 shares of Kodiak Common Stock, with an implied aggregate market value of $25.9 million, assuming full conversion of all Second Lien Loans held by the Sponsor Affiliate Investor under the Second Lien Loan and Security Agreement into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price (including accrued and unpaid interest through July 17, 2025, and based upon the closing price of the AACT Class A Ordinary Shares of $11.38 on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus and excluding the Exchanged SAFE Loan); (v) $10.4 million representing the repayment of the Exchanged Safe Loan (which is expected to be repaid in cash at maturity on October 1, 2026), including accrued and unpaid interest through July 17, 2025; (vi) up to $9.9 million in reimbursement for Contributions made prior to the Closing, of which $3.9 million have been made as of the date of this proxy statement/prospectus; (vii) up to $2.0 million in repayment of Working Capital Loans made prior to the Closing, of which $1.2 million have been made as of the date of this proxy statement/prospectus; and (viii) $2.8 million that AMCM, an affiliate of the Sponsor, will receive as a deferred IPO advisory fee in connection with the Closing. In addition, the Sponsor Affiliate Investor will be eligible to receive its pro rata portion of the Earn Out Securities and the Sponsor will be eligible for reimbursement of transaction expenses advanced and/or paid by the Sponsor on behalf of AACT or Legacy Kodiak.
Set forth below is a summary of the amount of compensation and securities received or to be received by the Sponsor and its affiliates in connection with the Business Combination and related transactions:

	Securities to be Received	Other Compensation
Sponsor
12,500,000 shares of Kodiak Common Stock, to be issued upon conversion of 12,500,000 AACT Class A Ordinary Shares currently held by the Sponsor, including 6,250,000 Sponsor Earn Out Securities subject to vesting. The 12,500,000 AACT Class A Ordinary Shares were converted from AACT Class B Ordinary Shares, which the Sponsor initially acquired for a total of $25,000
.
(1)

Simultaneous with the consummation of the IPO, the Sponsor extended Overfunding Loans in the aggregate outstanding principal amount of $5.0 million to AACT. At the option of the Sponsor, such outstanding Overfunding Loans may be repaid upon Closing or converted into Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion).
(3)

14,300,000 Kodiak Warrants, to be received upon the conversion of 14,300,000 Private Placement Warrants, initially acquired by the Sponsor in a private placement consummated concurrently with the IPO at a price of $1.00 per Private Placement Warrant, for a total price of $14.3 million.
(2)

In April 2025, the Sponsor agreed to make monthly Contributions of approximately $1.0 million to AACT. As of the date of this proxy statement/prospectus, the Sponsor has paid an aggregate of approximately $3.9 million in Contributions. The Contributions shall be reimbursed to the Sponsor by Kodiak upon the Closing.

As of the date of this proxy statement/prospectus, the Sponsor has advanced approximately $1.2 million to AACT as Working Capital Loans. (4)

Reimbursement of any out-of-pocket expenses for services provided to AACT before completion of the Business Combination, including expenses related to identifying, investigating and completing an initial business combination
.

	Securities to be Received	Other Compensation

Sponsor Affiliate Investor
2,271,687 shares of Kodiak Common Stock, assuming full conversion of all $20.0 million of Second Lien Loans held by the Sponsor Affiliate Investor under the Second Lien Loan and Security Agreement into shares of Kodiak Common Stock (including accrued and unpaid interest through July 17, 2025 and excluding the Exchanged SAFE Loan).
(5)
$10.4 million representing repayment of the Exchanged Safe Loan, including accrued and unpaid interest. The Exchanged Safe Loan is expected to be repaid at maturity on October 1, 2026. (6)

AMCM	Not applicable.	$2.8 million Deferred IPO Advisory Fee to be paid in connection with the Closing.

(1)
Upon the Domestication, the Sponsor is expected to receive 12,500,000 Kodiak Common Stock, with an implie
d aggregate market value of $142.3 million (based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), including 6,250,000 Sponsor Earn Out Securities subject to vesting as described in section entitled
“Business Combination Proposal—Related Agreements—Sponsor Support Agreement”
as though such shares were vested immediately upon Closing.

(2)
Upon the Domestication, the Sponsor is expected to receive 14,300,000 Kodiak Warrants, with an implied aggregate market value of $20.7 million (based upon the closing price of $1.45 per Public Warrant on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus).

(3)
The Overfunding Loans will, in the Sponsor’s discretion, either be repaid to the Sponsor upon the Closing or converted in to Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. To the extent that the Sponsor elects to receive the repayment of the Overfunding Loans in Kodiak Warrants at Closing and subsequently exercises such warrants to acquire Kodiak Common Stock, the issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

(4)
The Working Capital Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted in to Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. To the extent that the Sponsor elects to receive the repayment of the Working Capital Loans in Kodiak Warrants at Closing and subsequently exercises such warrants to acquire Kodiak Common Stock, the issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

(5)
Concurrently with the execution of the Business Combination Agreement, the Sponsor Affiliate Investor entered into the Second Lien Loan and Security Agreement with Legacy Kodiak to provide $20.0 million of financing in the form of Second Lien Loans. In connection with the Closing, $20.0 million of the Second Lien Loans provided by the Sponsor Affiliate Investor will automatically convert into Second Lien Conversion Shares and will subsequently convert into shares of Kodiak Common Stock. The number of shares of Kodiak Common Stock ultimately received by the Sponsor Affiliate Investor upon conversion of the Second Lien Loans shall be based on the Second Lien Conversion Price. Assuming the full conversion of all $20.0 million of Second Lien Loans held by the Sponsor Affiliate Investor (including accrued and unpaid interest through July 17, 2025 and excluding the Exchanged SAFE Loan), such shares of Kodiak Common Stock, if unrestricted and freely tradable, would have an aggregate market value of $25.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus.

(6)
Prior to the execution of the Business Combination Agreement, the Sponsor Affiliate Investor provided $10.0 million of financing to Legacy Kodiak in the form of a SAFE. In connection with entering the Second Lien Loan and Security Agreement, and immediately prior to the execution and delivery of the Business Combination Agreement, the Sponsor Affiliate Investor exchanged its $10.0 million SAFE for the Exchanged SAFE Loan. The Exchanged SAFE Loan is convertible at the Sponsor Affiliate Investor’s option for Second Lien Conversion Shares and subsequently into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price prior to Closing. The table above assumes the Exchanged SAFE Loan is not converted into Second Lien Conversion Shares at Closing, and is repaid in cash at maturity on October 1, 2026, together with accrued and unpaid interest. To the extent that the Sponsor Affiliate Investor elects to convert the $10.0 million of Exchanged Safe Loans into shares of Kodiak Common Stock at Closing, such shares of Kodiak Common Stock (including accrued and unpaid interest through July 17, 2025), if unrestricted and freely tradable, would have an aggregate market value of $12.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus. The issuances of such Kodiak Common Stock at Closing may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

De-SPAC, Compensation, Prospectus Summary, Footnotes [Text Block]

(1)
Upon the Domestication, the Sponsor is expected to receive 12,500,000 Kodiak Common Stock, with an implie
d aggregate market value of $142.3 million (based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), including 6,250,000 Sponsor Earn Out Securities subject to vesting as described in section entitled
“Business Combination Proposal—Related Agreements—Sponsor Support Agreement”
as though such shares were vested immediately upon Closing.

(2)
Upon the Domestication, the Sponsor is expected to receive 14,300,000 Kodiak Warrants, with an implied aggregate market value of $20.7 million (based upon the closing price of $1.45 per Public Warrant on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus).

(3)
The Overfunding Loans will, in the Sponsor’s discretion, either be repaid to the Sponsor upon the Closing or converted in to Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. To the extent that the Sponsor elects to receive the repayment of the Overfunding Loans in Kodiak Warrants at Closing and subsequently exercises such warrants to acquire Kodiak Common Stock, the issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

(4)
The Working Capital Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted in to Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants. To the extent that the Sponsor elects to receive the repayment of the Working Capital Loans in Kodiak Warrants at Closing and subsequently exercises such warrants to acquire Kodiak Common Stock, the issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

(5)
Concurrently with the execution of the Business Combination Agreement, the Sponsor Affiliate Investor entered into the Second Lien Loan and Security Agreement with Legacy Kodiak to provide $20.0 million of financing in the form of Second Lien Loans. In connection with the Closing, $20.0 million of the Second Lien Loans provided by the Sponsor Affiliate Investor will automatically convert into Second Lien Conversion Shares and will subsequently convert into shares of Kodiak Common Stock. The number of shares of Kodiak Common Stock ultimately received by the Sponsor Affiliate Investor upon conversion of the Second Lien Loans shall be based on the Second Lien Conversion Price. Assuming the full conversion of all $20.0 million of Second Lien Loans held by the Sponsor Affiliate Investor (including accrued and unpaid interest through July 17, 2025 and excluding the Exchanged SAFE Loan), such shares of Kodiak Common Stock, if unrestricted and freely tradable, would have an aggregate market value of $25.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus.

(6)
Prior to the execution of the Business Combination Agreement, the Sponsor Affiliate Investor provided $10.0 million of financing to Legacy Kodiak in the form of a SAFE. In connection with entering the Second Lien Loan and Security Agreement, and immediately prior to the execution and delivery of the Business Combination Agreement, the Sponsor Affiliate Investor exchanged its $10.0 million SAFE for the Exchanged SAFE Loan. The Exchanged SAFE Loan is convertible at the Sponsor Affiliate Investor’s option for Second Lien Conversion Shares and subsequently into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price prior to Closing. The table above assumes the Exchanged SAFE Loan is not converted into Second Lien Conversion Shares at Closing, and is repaid in cash at maturity on October 1, 2026, together with accrued and unpaid interest. To the extent that the Sponsor Affiliate Investor elects to convert the $10.0 million of Exchanged Safe Loans into shares of Kodiak Common Stock at Closing, such shares of Kodiak Common Stock (including accrued and unpaid interest through July 17, 2025), if unrestricted and freely tradable, would have an aggregate market value of $12.9 million based upon the closing price of $11.38 per AACT Class A Ordinary Share on the NYSE on July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus. The issuances of such Kodiak Common Stock at Closing may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak.

De-SPAC Material Financing Transactions, Prospectus Summary [Table Text Block]
Material Financing Transactions of AACT
Since the IPO, the following material financing transactions have occurred or will occur in connection with
the consummation of the Business Combination: (i) simultaneous with the consummation of the IPO, the Sponsor purchased an aggregate of 14,300,000 warrants, each exercisable to purchase one Private Placement Warrant at a price of $1.00 per Private Placement Warrant in a private placement, generating total proceeds of $14.3 million; (ii) simultaneous with the consummation of the IPO, the Sponsor extended to AACT the Overfunding Loans in connection with the sale of 5,000,000 AACT units to cover over-allotments, for a total outstanding balance of $5.0 million; (iii) the PIPE Investment (iv) following the approval and implementation of the Extension, the Sponsor agreed to make the monthly Contributions of $1.0 million up to a maximum aggregate amount of $9.9 million; and (v) the Sponsor agreed to extend Working Capital Loans to AACT up to a maximum aggregate amount of $2.0 million. As of the date of this proxy statement/prospectus, the Sponsor has made aggregate Contributions of $3.9 million. As of the date of this proxy statement/prospectus, the Sponsor has made Working Capital Loans of $1.2 million. The Contributions and the Working Capital Loans will be reimbursed by Kodiak upon the consummation of the Business Combination, except that the Working Capital Loans can be converted at the Sponsor’s option for warrants with terms identical to the Private Placement Warrants, at $1.00 per warrant (or any combination of repayment or conversion) in connection with the Closing.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]
Redemption Rights
Pursuant to the Memorandum and Articles of Association, a Public Shareholder may request to redeem all or a po
rtion of its Public Shares for cash if the Business Combination is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(i)
(A) hold Public Shares; or (B) hold Public Shares through AACT Units and elect to separate your AACT Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(ii)
submit a written request to the Transfer Agent, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that Kodiak redeem all or a portion of your Public Shares for cash; and

(iii)	deliver your share certificates for Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.
Holders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on     , 2025 (two business days before the initially scheduled date of the Extraordinary General Meeting) in order for their Public Shares to be redeemed.
Each AACT Unit issued and outstanding immediately prior to the Domestication will automatically be cancelled and each holder will be entitled, per AACT Unit, to one share of Kodiak Common Stock and one-half
of one Kodiak Warrant. Public Shareholders may elect to redeem all or a portion of the Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is not consummated, the Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its right to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to the Transfer Agent, Kodiak will redeem such Public Shares for a per-share
price, payable in cash, equal to the pro rata portion of the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the Closing, including interest earned on the Trust Account (net of taxes paid or payable, if any). For illustrative purposes, as of July 17, 2025, this would have amounted to approximately $11.35 per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “
Extraordinary General Meeting of AACT—Redemption Rights
” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.
Any request for redemption, once made by a holder of AACT Class A Ordinary Shares, may not be withdrawn following the Redemption Deadline, unless the AACT Board determines (in its sole discretion) to permit such withdrawal of a redemption request (which it may do in whole or in part).
Any corrected or changed written exercise of redemption rights must be received by the Transfer Agent prior to the Redemption Deadline and, following such deadline, with AACT’s consent, prior to the Extraordinary General Meeting. No request for redemption will be honored unless the holder’s shares have been delivered (either physically or electronically through DTC) to the Transfer Agent by 5:00 p.m., Eastern Time, on     , 2025 (two business days prior to the initially scheduled date of the Extraordinary General Meeting).
Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the Public Shares sold in the IPO. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares sold in the IPO, then any such shares in excess of that 15% limit would not be redeemed for cash.

The Sponsor, officers and directors have agreed to, among other things, vote in favor of the Business Combination and waive their redemption rights in connection with the Closing with respect to any AACT Ordinary Shares held by them. As of the Record Date, the Sponsor owns  % of the issued and outstanding AACT Ordinary Shares.
Holders of the AACT Warrants will not have redemption rights with respect to the AACT Warrants.

De-SPAC, Potential Dilutive Impact [Text Block]
Currently, Public Shareholders hold 49,359,712 AACT Ordinary Shares. Non-redeeming Public Shareholders may experience a material dilution of their interests as a result of the reimbursement of out-of-pocket expenses incurred by the Sponsor, the securities to be issued to the Sponsor and the repayment of the outstanding loans or other obligations of AACT to the Sponsor. To the extent that the Sponsor elects to receive the repayment of the Overfunding Loans or Working Capital Loans in Kodiak Warrants and subsequently exercises such warrants to acquire Kodiak Common Stock, the resulting issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak. Further detail regarding the compensation received and to be received by the Sponsor and its affiliates and the dilution that may be caused thereby is provided in the section of this proxy statement/prospectus entitled
“Questions and Answers for Shareholders of AACT— What equity stake will current AACT shareholders and Legacy Kodiak Securityholders hold in Kodiak imm ediat
ely after the Closing?”

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table presents the net tangible book value per share under each of: (1) the No Redemption Scenario; (2) the 50% Redemption Scenario; and (3) the Maximum Redemption Scenario assuming various sources of material probable dilution (but excluding the direct effects of the Business Combination transaction itself).

	No Redemption Scenario (1)	50% Redemption Scenario (2)	Maximum Redemption Scenario (3)
IPO offering price per share	$10.00	$10.00	$10.00
Net Tangible Book Value as of March 31, 2025, as adjusted (4)	$621,860,381	$349,177,869	$72,195,357
As adjusted shares (5)	64,909,760	40,229,904	15,550,048
Net tangible book value per share	$9.58	$8.68	$4.64
Dilution per share to Public Shareholders	$0.42	$1.32	$5.36

(1)	Includes 49,359,712 shares of AACT Class A Ordinary Shares and assumes that no additional Public Shareholders exercise redemption rights with respect to such AACT Class A Ordinary Shares.
(2)
Includes 24,679,856 shares of AACT Class A Ordinary Shares and assumes Public Shareholders exercise redemption rights with respect to 50% of AACT Class A Ordinary Shares for an aggregate of approximately $280.1 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.

(3)
Assumes Public Shareholders exercise redemption rights with respect to all AACT Class A Ordinary Shares for an aggregate of approximately $560.2 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.

(4)	See table below for reconciliation of net tangible book value, as adjusted.
(5)	See table below for reconciliation of as adjusted shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	AACT cannot predict how many Public Shares will be redeemed. As a result, AACT is presenting three different redemption scenarios with respect to AACT Class A Ordinary Shares, each of which presents a different allocation of total Kodiak equity following the Closing. To illustrate potential dilution in each such scenario, the tables below present the post-Closing share ownership of Kodiak under each of: (1) the No Redemption Scenario; (2) the 50% Redemption Scenario; and (3) the Maximum Redemption Scenario.
De-SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
The net tangible book value as of March 31, 2025, as adjusted, excludes the effects of the Business Combination transaction and includes (i) material probable or consummated transactions and (ii) transactions that will otherwise materially affect AACT’s net tangible book value. The adjusted net tangible book value as of March 31, 2025 is calculated as follows:

	No Redemption Scenario (1)	50% Redemption Scenario (2)	Maximum Redemption Scenario (3)
Numerator adjustments
AACT’s net tangible book value	$531,653,246	$531,653,246	$531,653,246
Anticipated transaction expenses to be incurred by AACT (4)	$(22,607,914)	$(15,203,957)	$(12,100,000)
Anticipated PIPE Investment proceeds (4)	$100,000,000	$100,000,000	$100,000,000
Reduction in Trust Account due to April 2025 redemptions	$(7,143,312)	$(7,143,312)	$(7,143,312)
Contributions to AACT Trust Account	$3,948,777	$3,948,777	$3,948,777
Incremental accrued interest on Trust Account	$6,868,993	$6,868,993	$6,868,993
Redemptions from Trust Account	—	$(280,086,469)	$(560,172,938)
Reduction in deferred underwriting fee liability	$9,140,590	$9,140,590	$9,140,590

Net Tangible Book Value as of March 31, 2025, as adjusted	$621,860,381	$349,177,869	$72,195,357

Denominator adjustments
AACT Public Shareholders	49,359,712	24,679,856	—
AACT Sponsor	6,250,000	6,250,000	6,250,000
PIPE Investors	9,300,048	9,300,048	9,300,048

As adjusted AACT Shares outstanding	64,909,760	40,229,904	15,550,048

(1)	Includes 49,359,712 shares of AACT Class A Ordinary Shares and assumes that no additional Public Shareholders exercise redemption rights with respect to such AACT Class A Ordinary Shares.

(2)
Includes 24,679,856 shares of AACT Class A Ordinary Shares and assumes Public Shareholders exercise redemption rights with respect to 50% of AACT Class A Ordinary Shares for an aggregate of approximately $280.1 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.

(3)
Assumes Public Shareholders exercise redemption rights with respect to all AACT Class A Ordinary Shares for an aggregate of approximately $560.2 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.

(4)
Assumes (i) completion of the contemplated $100.0 million PIPE Investment; and (ii) that 50% of the PIPE Investment prices at the Redemption Price and 50% of the PIPE Investment prices at 90% of the Redemption Price. As of July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus, PIPE Investors have subscribed for $60.0 million of PIPE Stock.